Share capital and Pre-Funded Warrants (Tables)	12 Months Ended
Dec. 31, 2025
Share capital and Pre-Funded Warrants
Schedule of effect of the share consolidation on the issued and outstanding number of Common Shares, Pre-Funded Warrants, and stock options outstanding

The effect of the share consolidation on the issued and outstanding number of Common Shares, Pre-Funded Warrants, and stock options outstanding at December 31, 2025, is as follows:

	Balance Before	Balance After
	Share Consolidation	Share Consolidation
Common Shares	185,507,153	15,458,903
Pre-Funded Warrants	37,916,940	3,159,743
Stock Options	26,436,082	2,202,960

Schedule of changes in Pre-Funded Warrants

	Year ended,		Year ended,
	December 31, 2025		December 31, 2024
	Number of	Weighted	Number of	Weighted
	Pre-Funded	average	Pre-Funded	average
	Warrants	exercise price	Warrants	Exercise price
Outstanding, beginning of year	51,567,780	CA$0.00001	39,702,780	CA$0.00001
Exercised	(13,650,840)	CA$0.00001	—	—
Issued	—	—	11,865,000	CA$0.00001
Outstanding, end of year	37,916,940	CA$0.00001	51,567,780	CA$0.00001